Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll	$ 957	$ 741
Accrued bonuses	3,408	0
Accrued payroll taxes	1,547	273
Accrued interest	0	391
Accrued purchases and other	1,947	1,406
Warranty reserve	275	0
Deferred rent - current	605	545
Accrued expenses and other current liabilities	$ 8,739	$ 3,356